United States
Securities and Exchange Commission
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00179

     Central Securities Corporation
(Exact name of registrant as specified in charter)
630 Fifth Avenue, Eighth Floor
New York, N.Y. 10111
(Address of principal executive offices)

Registrant’s telephone number including area code: 212-698-2020

Date of fiscal year end: December 31
Date of reporting period: September 30, 2015

Item 1. Schedule of Investments.

CENTRAL SECURITIES CORPORATION
Statement of Investments
September 30, 2015
(Unaudited)

COMMON STOCKS 84.1%

Shares		Value
	Banking and Finance 16.5%
150,000	American Express Company	$11,119,500
600,000	The Bank of New York Mellon Corporation	23,490,000
290,000	Capital One Financial Corporation	21,030,800
400,000	Citigroup Inc.	19,844,000
200,000	Encore Capital Group, Inc. (a)	7,400,000
220,000	JPMorgan Chase & Co.	13,413,400
		96,297,700

	Commercial Services 1.0%
588,712	Heritage-Crystal Clean, Inc. (a)	6,046,072

	Consumer Goods 1.6%
700,000	TRI Pointe Group, Inc. (a)	9,163,000

	Diversified Industrial 9.6%
790,000	Brady Corporation Class A	15,531,400
200,000	General Electric Company	5,044,000
100,000	Precision Castparts Corporation	22,971,000
80,000	Roper Technologies, Inc.	12,536,000
		56,082,400

	Energy 2.4%
230,000	Murphy Oil Corporation	5,566,000
125,000	Occidental Petroleum Corporation	8,268,750
		13,834,750

	Health Care 4.8%
50,000	Johnson & Johnson	4,667,500
200,000	Medtronic plc	13,388,000
200,000	Merck & Co. Inc.	9,878,000
		27,933,500

	Insurance 21.0%
21,000	Alleghany Corporation (a)	9,830,310
28,424	The Plymouth Rock Company, Inc. Class A (b)(c)	109,432,400
100,000	Progressive Corporation	3,064,000
		122,326,710

	Media 0.4%
6,000	Cable One, Inc. (a)	2,516,520

	Metals and Mining 0.7%
180,000	Cameco Corporation	2,190,600
200,000	Freeport-McMoRan Inc.	1,938,000
		4,128,600

Shares		Value
	Real Estate Investment Trusts 2.9%
769,896	Rayonier Inc.	$16,991,605

	Retailing 1.1%
13,000	Amazon.com, Inc. (a)	6,654,570

	Semiconductor 9.6%
400,000	Analog Devices, Inc.	22,564,000
1,100,000	Intel Corporation	33,154,000
		55,718,000

	Software and Services 1.1%
10,000	Alphabet Inc. Class A (a)(e)	6,383,700

	Technology Hardware and Equipment 11.4%
598,198	Coherent, Inc. (a)	32,721,431
310,000	Keysight Technologies, Inc. (a)	9,560,400
300,000	Motorola Solutions, Inc.	20,514,000
600,000	Sonus Networks, Inc. (a)	3,432,000
		66,227,831

	Total Common Stocks (cost $289,209,396)	490,304,958

SHORT-TERM INVESTMENTS 15.9%

	Money Market Fund 10.7%
62,395,026	Fidelity Institutional Money Market Fund Treasury Only Portfolio Class I	62,395,026

Principal	U.S. Treasury Bills 5.2%
$30,000,000	U.S. Treasury Bill 0.025%, due 10/1/15 (d)	30,000,000

	Total Short-term Investments (cost $92,395,026)	92,395,026

	Total Investments (cost $381,604,422) (f)(100.0%)	582,699,984

	Cash, receivables and other assets less liabilities (0.0%)	(109,329)

	Net Assets (100%)	$582,590,655

(a) Non-dividend paying.
(b) Affiliate as defined in the Investment Company Act of 1940. See Note 4.
(c) Valued based on Level 3 Inputs. See Note 2.
(d) Valued based on Level 2 Inputs. See Note 2.
(e) Formerly known as Google Inc.
(f) Aggregate cost for Federal tax purposes is substantially the same.

See accompanying notes to statement of investments.

CENTRAL SECURITIES CORPORATION
NOTES TO STATEMENT OF INVESTMENTS

1. Security Valuation – Marketable common stocks are valued at the last or closing sale price or, if unavailable, at the closing bid price. Investments in money market funds are valued at net asset value per share. Other short-term investments are valued at amortized cost, which approximates fair value. Securities for which no ready market exists are valued at estimated fair value pursuant to procedures adopted by the Board of Directors. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the price used by other investors or the price that may be realized upon the actual sale of the security.

     As of September 30, 2015, the tax cost of investments was $381,604,422. Net unrealized appreciation was $201,095,562 consisting of gross unrealized appreciation and gross unrealized depreciation of $227,999,917 and $26,904,355, respectively.

2. Fair Value Measurements – The Corporation’s investments are categorized below in three broad hierarchical levels based on market price observability as follows:

•	Level 1 – Quoted prices in active markets for identical investments;
•	Level 2 – Other significant observable inputs obtained from independent sources, for example, quoted prices in inactive markets for identical investments, or other valuation methodologies;
•	Level 3 – Significant unobservable inputs including the Corporation’s own assumptions based upon the best information available. The Corporation’s Level 3 investments consist of The Plymouth Rock Company, Inc. (“Plymouth Rock”).

The designated Level for a security is not necessarily an indication of the risk associated with investing in that security.

The Corporation’s investments as of September 30, 2015 are classified as follows:

	Level 1	Level 2	Level 3	Total
Common stocks	$380,872,558	-	$109,432,400	$490,304,958
Short-term investments	62,395,026	$30,000,000	-	92,395,026
Total investments	$443,267,584	$30,000,000	$109,432,400	$582,699,984

The following is a reconciliation of the change in the value of Level 3 investments:

Balance at December 31, 2014	$132,532,400
Net realized gains and change in net unrealized
appreciation of investments included in net
increase in net assets resulting from operations	900,000
Sales	(24,000,000)
Balance at September 30, 2015	$109,432,400

Unrealized appreciation of Level 3 investments held as of September 30, 2015 was unchanged during the nine months ended September 30, 2015.

In valuing the Plymouth Rock Level 3 investment as of September 30, 2015, management used a number of significant unobservable inputs to develop a range of possible values for the investment. It used a comparable company approach that utilized the following valuation multiples from selected publicly traded companies: price-to-book value (range: 0.5 – 2.5); price-to-earnings (range: 10.7 – 23.0); and price-to-revenue (range: 0.6 – 1.2). Management also used a discounted cash flow model based on a forecasted return on equity ranging from 8%-9% and a weighted average cost of capital of 10%. An independent valuation of Plymouth Rock’s shares was also considered. The value obtained from weighting the three methods described above (with greater weight given to the comparable company approach) was then discounted by 25% and 35% for the lack of marketability, which represents the range of rates management believes market participants would apply. The resulting range of values, together with the underlying support, other information about Plymouth Rock’s financial condition and results of operations, corporate governance, the insurance industry outlook, and transactions in Plymouth Rock’s shares were considered by management, which recommended a value for the investment. All of this information was subsequently considered by the Corporation’s directors, who selected the value.

Significant increases (decreases) in the value of the price-to-book value multiple, price-to-earnings multiple, price-to-revenue multiple and return on equity in isolation would result in a higher (lower) range of fair value measurements. Significant increases (decreases) in the value of the discount for lack of marketability or weighted average cost of capital in isolation would result in a lower (higher) range of fair value measurements.

3. Restricted Securities - The Corporation may from time to time invest in securities the resale of which is restricted. On September 30, 2015, the Corporation’s only restricted security consisted of 28,424 shares of Plymouth Rock Class A stock that were acquired on December 15, 1982 at a cost of $710,600. This security had a value of $109,432,400 at September 30, 2015, which was equal to 18.8% of the Corporation’s net assets. The Corporation does not have the right to demand registration of the Plymouth Rock shares.

4. Affiliated Companies – Plymouth Rock is an affiliated company as defined in the Investment Company Act of 1940 due to the Corporation’s ownership of 5% or more of Plymouth Rock’s outstanding voting shares. During the nine months ended September 30, 2015, the Corporation received dividends of $1,333,938 from Plymouth Rock and sold 6,000 shares of Plymouth Rock for proceeds of $24,000,000. The President of the Corporation is a director of Plymouth Rock.

Item 2. Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers have concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CENTRAL SECURITIES CORPORATION

By: /s/   Wilmot H. Kidd

President

Date: October 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/   Wilmot H. Kidd

President

Date: October 27, 2015

By: /s/ Lawrence P. Vogel

              Vice President and Treasurer

Date: October 27, 2015